PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Actuarial Assumptions (Details)	Jun. 30, 2023	Dec. 31, 2022
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.80%	2.05%
U.S. | Hourly pension | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.95%	5.00%
U.S. | Hourly pension | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.00%	5.05%
U.S. | Salaried pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.95%	5.05%
U.S. | OPEB | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.95%	5.00%
U.S. | OPEB | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.00%	5.05%
U.S. | Other benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.90%	4.95%
U.S. | Other benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.95%	5.00%
France | Retirements
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	3.80%
France | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.75%	3.80%
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.70%	3.75%